Guarantor Subsidiaries (Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues	$ 83,275	$ 10,302	$ 121,444	$ 43,459
Operating expenses	23,973	3,496	34,613	14,888
Depreciation, depletion and amortization	23,759	5,372	42,292	18,698
Impairment of oil and gas properties	11,416	28,793	47,116	28,793
General and administrative	5,026	4,863	15,379	14,525
Income (Loss) From Operations	19,101	(32,222)	(17,956)	(33,445)
Derivatives:
Unrealized gains (losses)	(1,204)	13,081	(2,178)	11,098
Interest expense	(18,053)	(12,253)	(63,016)	(32,607)
Letter of credit fees	(9,378)	0	(12,442)	0
Loss on early extinguishment of debt	0	0	(21,661)	(402)
Other income (expense)	(2,663)	611	(5,944)	826
Income (Loss) Before Income Taxes	(12,197)	(30,783)	(123,197)	(54,530)
Income Tax Expense (Benefit)	21,505	32,507	(3,424)	31,820
Net Income (Loss)	(33,702)	(63,290)	(119,773)	(86,350)
Preferred Stock Dividend	456	466	1,367	1,518
Net Income (Loss) to Common Stockholders	(34,158)	(63,756)	(121,140)	(87,868)
[ParentCompanyMember]
Revenues	0	0	0	0
Operating expenses	0	0	0	0
Depreciation, depletion and amortization	0	0	0	0
Impairment of oil and gas properties	0	0	0	0
General and administrative	769	474	2,003	1,682
Income (Loss) From Operations	(769)	(474)	(2,003)	(1,682)
Derivatives:
Unrealized gains (losses)	1,301	(2,407)	922	(2,722)
Interest expense	(20,015)	(2,871)	(33,509)	(7,826)
Letter of credit fees	0		0
Loss on early extinguishment of debt			0	(402)
Other income (expense)	1	(210)	0	(211)
Income (Loss) Before Income Taxes	(19,482)	(5,962)	(34,590)	(12,441)
Income Tax Expense (Benefit)	0	0	0	0
Net Income (Loss)	(19,482)	(5,962)	(34,590)	(12,441)
Preferred Stock Dividend	456	466	1,367	1,518
Net Income (Loss) to Common Stockholders	(19,938)	(6,428)	(35,957)	(13,959)
[GuarantorSubsidiariesMember]
Revenues	2,549	4,993	9,168	12,839
Operating expenses	1,239	2,185	4,476	7,861
Depreciation, depletion and amortization	1,526	2,896	7,414	7,646
Impairment of oil and gas properties	11,416	28,793	47,116	28,793
General and administrative	2,824	3,224	8,632	9,250
Income (Loss) From Operations	(14,456)	(32,105)	(58,470)	(40,711)
Derivatives:
Unrealized gains (losses)	0	0	0	0
Interest expense	562	(704)	(1,553)	(2,817)
Letter of credit fees	0		0
Loss on early extinguishment of debt			0	0
Other income (expense)	14,564	0	19,338	3
Income (Loss) Before Income Taxes	670	(32,809)	(40,685)	(43,525)
Income Tax Expense (Benefit)	0	0	0	4
Net Income (Loss)	670	(32,809)	(40,685)	(43,529)
Preferred Stock Dividend	0	0	0	0
Net Income (Loss) to Common Stockholders	670	(32,809)	(40,685)	(43,529)
[NonGuarantorSubsidiariesMember]
Revenues	80,726	5,309	112,276	30,620
Operating expenses	22,734	1,311	30,137	7,027
Depreciation, depletion and amortization	22,233	2,476	34,878	11,052
Impairment of oil and gas properties	0	0	0	0
General and administrative	1,433	1,165	4,744	3,593
Income (Loss) From Operations	34,326	357	42,517	8,948
Derivatives:
Unrealized gains (losses)	(2,505)	15,488	(3,100)	13,820
Interest expense	(13,600)	(10,843)	(51,697)	(28,386)
Letter of credit fees	(9,378)		(12,442)
Loss on early extinguishment of debt			(21,661)	0
Other income (expense)	(2,228)	2,986	(1,539)	7,456
Income (Loss) Before Income Taxes	6,615	7,988	(47,922)	1,436
Income Tax Expense (Benefit)	21,505	32,507	(3,424)	31,816
Net Income (Loss)	(14,890)	(24,519)	(44,498)	(30,380)
Preferred Stock Dividend	0	0	0	0
Net Income (Loss) to Common Stockholders	(14,890)	(24,519)	(44,498)	(30,380)
[ConsolidationEliminationsMember]
Revenues	0	0	0	0
Operating expenses	0	0	0	0
Depreciation, depletion and amortization	0	0	0	0
Impairment of oil and gas properties	0	0	0	0
General and administrative	0	0	0	0
Income (Loss) From Operations	0	0	0	0
Derivatives:
Unrealized gains (losses)	0	0	0	0
Interest expense	15,000	2,165	23,743	6,422
Letter of credit fees	0		0
Loss on early extinguishment of debt			0	0
Other income (expense)	(15,000)	2,165	(23,743)	(6,422)
Income (Loss) Before Income Taxes	0	0	0	0
Income Tax Expense (Benefit)	0	0	0	0
Net Income (Loss)	0	0	0	0
Preferred Stock Dividend	0	0	0	0
Net Income (Loss) to Common Stockholders	$ 0	$ 0	$ 0	$ 0